UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund II
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2021 to June 30, 2022

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Cardinal Small Cap Value Fund
A series of The Advisors’ Inner Circle Fund II

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ACI WORLDWIDE, INC.
Security ID: 004498101
Ticker: ACIW
Meeting Date: 01-Jun-22
Meeting Type: Annual
1a.	Election of Director: Odilon Almeida	Management	For	Voted - For
1b.	Election of Director: Charles K. Bobrinskoy	Management	For	Voted - For
1c.	Election of Director: Janet O. Estep	Management	For	Voted - For
1d.	Election of Director: James C. Hale III	Management	For	Voted - For
1e.	Election of Director: Mary P. Harman	Management	For	Voted - For
1f.	Election of Director: Didier R. Lamouche	Management	For	Voted - For
1g.	Election of Director: Charles E. Peters, Jr.	Management	For	Voted - For
1h.	Election of Director: Adalio T. Sanchez	Management	For	Voted - For
1i.	Election of Director: Thomas W. Warsop III	Management	For	Voted - For
1j.	Election of Director: Samir M. Zabaneh	Management	For	Voted - For
2.	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2022.	Management	For	Voted - For
3.	To conduct an advisory vote to approve named executive officer compensation.	Management	For	Voted - For
ARCHAEA ENERGY INC.
Security ID: 03940F103
Ticker: LFG
Meeting Date: 18-May-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	Ratification of the appointment of KPMG LLP as our independent auditors for the fiscal year ending December 31, 2022.	Management	For	Voted - For
ATKORE INC.
Security ID: 047649108
Ticker: ATKR
Meeting Date: 27-Jan-22
Meeting Type: Annual
1a.	Election of Director: Jeri L. Isbell	Management	For	Voted - For
1b.	Election of Director: Wilbert W. James, Jr.	Management	For	Voted - For
1c.	Election of Director: Betty R. Johnson	Management	For	Voted - For
1d.	Election of Director: Justin P. Kershaw	Management	For	Voted - For
1e.	Election of Director: Scott H. Muse	Management	For	Voted - For
1f.	Election of Director: Michael V. Schrock	Management	For	Voted - For
1g.	Election of Director: William R. VanArsdale	Management	For	Voted - For
1h.	Election of Director: William E. Waltz Jr.	Management	For	Voted - For
1i.	Election of Director: A. Mark Zeffiro	Management	For	Voted - For
2.	The non-binding advisory vote approving executive compensation.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	The ratification of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2022.	Management	For	Voted - For
BGC PARTNERS, INC.
Security ID: 05541T101
Ticker: BGCP
Meeting Date: 22-Nov-21
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	Approval of the ratification of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for fiscal year 2021.	Management	For	Voted - For
3.	Approval, on an advisory basis, of executive compensation.	Management	For	Voted - For
4.	Approval of the Eighth Amended and Restated BGC Partners, Inc. Long Term Incentive Plan.	Management	For	Voted - For
BWX TECHNOLOGIES, INC.
Security ID: 05605H100
Ticker: BWXT
Meeting Date: 03-May-22
Meeting Type: Annual
1A.	Election of Director to hold office until 2023: Jan A. Bertsch	Management	For	Voted - For
1B.	Election of Director to hold office until 2023: Gerhard F. Burbach	Management	For	Voted - For
1C.	Election of Director to hold office until 2023: Rex D. Geveden	Management	For	Voted - For
1D.	Election of Director to hold office until 2023: James M. Jaska	Management	For	Voted - For
1E.	Election of Director to hold office until 2023: Kenneth J. Krieg	Management	For	Voted - For
1F.	Election of Director to hold office until 2023: Leland D. Melvin	Management	For	Voted - For
1G.	Election of Director to hold office until 2023: Robert L. Nardelli	Management	For	Voted - For
1H.	Election of Director to hold office until 2023: Barbara A. Niland	Management	For	Voted - For
1I.	Election of Director to hold office until 2023: John M. Richardson	Management	For	Voted - For
2.	Advisory vote on compensation of our Named Executive Officers.	Management	For	Voted - For
3.	Ratification of Appointment of Independent Registered Public Accounting Firm for the year ending December 31, 2022.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CBIZ, INC.
Security ID: 124805102
Ticker: CBZ
Meeting Date: 10-May-22
Meeting Type: Annual
1.1	Election of Director: Rick L. Burdick	Management	For	Voted - For
1.2	Election of Director: Steven L. Gerard	Management	For	Voted - For
1.3	Election of Director: Jerome P. Grisko, Jr.	Management	For	Voted - For
1.4	Election of Director: Benaree Pratt Wiley	Management	For	Voted - For
2.	To ratify KPMG, LLP as CBIZ's independent registered public accounting firm.	Management	For	Voted - For
3.	To conduct an advisory vote approving named executive officer compensation.	Management	For	Voted - For
COGNYTE SOFTWARE LTD
Security ID: M25133105
Ticker: CGNT
Meeting Date: 27-Jun-22
Meeting Type: Annual
1a.	To re-elect as Class I Director to hold office until the 2025 Annual General Meeting: Richard Nottenburg	Management	For	Voted - For
1b.	To re-elect as Class I Director to hold office until the 2025 Annual General Meeting: Karmit Shilo	Management	For	Voted - For
1c.	To re-elect as Class I Director to hold office until the 2025 Annual General Meeting: Zvika Naggan	Management	For	Voted - For
2.
To approve the re-appointment of Brightman Almagor Zohar & Co., registered public accounting firm, and a member of the Deloitte Global Network, as the Company's independent registered public accounting firm for the year ending January 31, 2023 and until the next annual general meeting of shareholders, and to authorize the Company's board of directors (with power of delegation to its audit committee) to set the fees to be paid to such auditors.
		Management	For	Voted - For
COLUMBIA BANKING SYSTEM, INC.
Security ID: 197236102
Ticker: COLB
Meeting Date: 26-Jan-22
Meeting Type: Special
1.
To vote on a proposal to approve an amendment to the amended and restated articles of incorporation of Columbia Banking System, Inc. ("Columbia") to effect an increase in the number of authorized shares of Columbia common stock, no par value, from 115,000,000 to 520,000,000 (the "articles amendment proposal").
	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
To vote on a proposal to approve the issuance of Columbia common stock in connection with the merger of Cascade Merger Sub, Inc. ("Merger Sub"), a wholly owned subsidiary of Columbia, with and into Umpqua Holdings Corporation ("Umpqua") as merger consideration to holders of shares of Umpqua common stock pursuant to the Agreement and Plan of Merger, dated as of October 11, 2021 (as may be amended, modified or supplemented from time to time in accordance with its terms), by and among Umpqua, Columbia and Merger Sub (the "share issuance proposal").
	Management	For	Voted - For
3.
To vote on a proposal to adjourn the special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes at the time of the special meeting to approve the articles amendment proposal or the share issuance proposal.
	Management	For	Voted - For
Meeting Date: 27-Apr-22
Meeting Type: Annual
1A.	Election of Director: Craig D. Eerkes	Management	For	Voted - For
1B.	Election of Director: Laura Alvarez Schrag	Management	For	Voted - For
1C.	Election of Director: Ford Elsaesser	Management	For	Voted - For
1D.	Election of Director: Mark A. Finkelstein	Management	For	Voted - For
1E.	Election of Director: Eric S. Forrest	Management	For	Voted - For
1F.	Election of Director: Michelle M. Lantow	Management	For	Voted - For
1G.	Election of Director: Randal L. Lund	Management	For	Voted - For
1H.	Election of Director: Tracy Mack-Askew	Management	For	Voted - For
1I.	Election of Director: S. Mae Fujita Numata	Management	For	Voted - For
1J.	Election of Director: Elizabeth W. Seaton	Management	For	Voted - For
1K.	Election of Director: Clint E. Stein	Management	For	Voted - For
1L.	Election of Director: Janine T. Terrano	Management	For	Voted - For
2.	To vote on an advisory (non-binding) resolution to approve the compensation of Columbia's named executive officers.	Management	For	Voted - For
3.	To vote on an advisory (non-binding) resolution to appoint Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year ending December 31, 2022.	Management	For	Voted - For
COMMUNITY HEALTHCARE TRUST INCORPORATED
Security ID: 20369C106
Ticker: CHCT
Meeting Date: 05-May-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.
To approve, on a non-binding advisory basis, the following resolutions: RESOLVED, that the stockholders of Community Healthcare Trust Incorporated approve, on a non-binding advisory basis, the compensation of the named executive officers as disclosed pursuant to Item 402 of Regulation S-K in the Company's proxy statement for the 2022 annual meeting of stockholders.
		Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	To ratify the appointment of BDO USA, LLP as the Company's independent registered public accountants for 2022.	Management	For	Voted - For
ENOVIS CORPORATION
Security ID: 194014106
Ticker: CFX
Meeting Date: 28-Feb-22
Meeting Type: Special
1.
To approve and adopt an amendment to our Amended and Restated Certificate of Incorporation to effect (a) a reverse stock split of our common stock at one of three reverse stock split ratios, one-for-two, one-for-three or one-for-four, with an exact ratio to be determined by our Board at a later date, and (b) a corresponding reduction in the number of authorized shares of our common stock by the selected reverse stock split ratio.
	Management	For	Voted - For
2.
To approve one or more adjournments of the Special Meeting, if necessary, to solicit additional proxies if there are not sufficient votes to approve the reverse stock split proposal at the Special Meeting or any adjournment(s) thereof.
	Management	For	Voted - For
ENOVIS CORPORATION
Security ID: 194014502
Ticker: ENOV
Meeting Date: 07-Jun-22
Meeting Type: Annual
1a.	Election of Director: Mitchell P. Rales	Management	For	Voted - For
1b.	Election of Director: Matthew L. Trerotola	Management	For	Voted - For
1c.	Election of Director: Barbara W. Bodem	Management	For	Voted - For
1d.	Election of Director: Liam J. Kelly	Management	For	Voted - For
1e.	Election of Director: Angela S. Lalor	Management	For	Voted - For
1f.	Election of Director: Philip A. Okala	Management	For	Voted - For
1g.	Election of Director: Christine Ortiz	Management	For	Voted - For
1h.	Election of Director: A. Clayton Perfall	Management	For	Voted - For
1i.	Election of Director: Brady Shirley	Management	For	Voted - For
1j.	Election of Director: Rajiv Vinnakota	Management	For	Voted - For
1k.	Election of Director: Sharon Wienbar	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for them fiscal year ending December 31, 2022.	Management	For	Voted - For
3.	To approve on an advisory basis the compensation of our named executive officers.	Management	For	Voted - For
4.	To approve an amendment to the Enovis Corporation 2020 Omnibus Incentive Plan.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ESCO TECHNOLOGIES INC.
Security ID: 296315104
Ticker: ESE
Meeting Date: 03-Feb-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	To ratify the appointment of the Company's independent registered public accounting firm for the 2022 fiscal year.	Management	For	Voted - For
3.	Say on Pay - an advisory vote to approve the compensation of the Company's executive officers.	Management	For	Voted - For
EVERI HOLDINGS INC.
Security ID: 30034T103
Ticker: EVRI
Meeting Date: 18-May-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	Advisory approval, on a non-binding basis, of the compensation of our named executive officers.	Management	For	Voted - For
3.	Ratification of the appointment of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
FB FINANCIAL CORPORATION
Security ID: 30257X104
Ticker: FBK
Meeting Date: 19-May-22
Meeting Type: Annual
1A.	Election of Director to serve until the 2023 Annual Meeting: Jimmy E. Allen	Management	For	Voted - For
1B.	Election of Director to serve until the 2023 Annual Meeting: J. Jonathan Ayers	Management	For	Voted - For
1C.	Election of Director to serve until the 2023 Annual Meeting: William F. Carpenter III	Management	For	Voted - For
1D.	Election of Director to serve until the 2023 Annual Meeting: Agenia W. Clark	Management	For	Voted - For
1E.	Election of Director to serve until the 2023 Annual Meeting: James W. Cross IV	Management	For	Voted - For
1F.	Election of Director to serve until the 2023 Annual Meeting: James L. Exum	Management	For	Voted - For
1G.	Election of Director to serve until the 2023 Annual Meeting: Christopher T. Holmes	Management	For	Voted - For
1H.	Election of Director to serve until the 2023 Annual Meeting: Orrin H. Ingram	Management	For	Voted - For
1I.	Election of Director to serve until the 2023 Annual Meeting: Raja J. Jubran	Management	For	Voted - For
1J.	Election of Director to serve until the 2023 Annual Meeting: Stuart C. McWhorter	Management	For	Voted - For
1K.	Election of Director to serve until the 2023 Annual Meeting: C. Wright Pinson	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1L.	Election of Director to serve until the 2023 Annual Meeting: Emily J. Reynolds	Management	For	Voted - For
1M.	Election of Director to serve until the 2023 Annual Meeting: Melody J. Sullivan	Management	For	Voted - For
2.	To conduct a non-binding, advisory vote on the compensation of our named executive officers.	Management	For	Voted - For
3.	To determine, in an advisory, non-binding vote, the frequency of future advisory, non-binding votes on the compensation paid to our named executive officers.	Management	1 Year	Voted - 1 Year
4.	Approval of amendments to the Company's amended and restated charter to eliminate supermajority voting standards.	Management	For	Voted - For
5.	Ratification of the appointment of Crowe LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
FIRST MERCHANTS CORPORATION
Security ID: 320817109
Ticker: FRME
Meeting Date: 10-May-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	Proposal to approve, on an advisory basis, the compensation of First Merchants Corporation's named executive officers.	Management	For	Voted - For
3.	Proposal to ratify the appointment of the firm BKD, LLP as the independent auditor for 2022.	Management	For	Voted - For
FORWARD AIR CORPORATION
Security ID: 349853101
Ticker: FWRD
Meeting Date: 10-May-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the Company.	Management	For	Voted - For
3.	To approve, on a non-binding, advisory basis, the compensation of the named executive officers (the "say on pay vote").	Management	For	Voted - For
H.B. FULLER COMPANY
Security ID: 359694106
Ticker: FUL
Meeting Date: 07-Apr-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	The ratification of the appointment of Ernst & Young LLP as H.B. Fuller's independent registered public accounting firm for the fiscal year ending December 3, 2022.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	A non-binding advisory vote to approve the compensation of our named executive officers as disclosed in the Proxy Statement.	Management	For	Voted - For
JOHN WILEY & SONS, INC.
Security ID: 968223206
Ticker: JWA
Meeting Date: 30-Sep-21
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	Ratification of the appointment of KPMG LLP as independent accountants for the fiscal year ending April 30, 2022.	Management	For	Voted - For
3.	Approval, on an advisory basis, of the compensation of the named executive officers.	Management	For	Voted - For
KAMAN CORPORATION
Security ID: 483548103
Ticker: KAMN
Meeting Date: 20-Apr-22
Meeting Type: Annual
1A	Election of Director: Aisha M. Barry	Management	For	Voted - For
1B	Election of Director: E. Reeves Callaway III	Management	For	Voted - For
1C	Election of Director: A. William Higgins	Management	For	Voted - For
1D	Election of Director: Scott E. Kuechle	Management	For	Voted - For
1E	Election of Director: Michelle J. Lohmeier	Management	For	Voted - For
1F	Election of Director: Jennifer M. Pollino	Management	For	Voted - For
1G	Election of Director: Ian K. Walsh	Management	For	Voted - For
2.	Advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Management	For	Voted - For
4.	Advisory vote on a shareholder proposal seeking to provide for an independent chair.	Management	Against	Voted - Against
KAR AUCTION SERVICES, INC.
Security ID: 48238T109
Ticker: KAR
Meeting Date: 02-Jun-22
Meeting Type: Annual
2a.	Election of Director: Carmel Galvin	Management	For	Voted - For
2b.	Election of Director: James P. Hallett	Management	For	Voted - For
2c.	Election of Director: Mark E. Hill	Management	For	Voted - For
2d.	Election of Director: J. Mark Howell	Management	For	Voted - For
2e.	Election of Director: Stefan Jacoby	Management	For	Voted - For
2f.	Election of Director: Peter Kelly	Management	For	Voted - For
2g.	Election of Director: Michael T. Kestner	Management	For	Voted - For
2h.	Election of Director: Sanjeev Mehra	Management	For	Voted - For
2i.	Election of Director: Mary Ellen Smith	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	To approve, on an advisory basis, executive compensation.	Management	For	Voted - For
4.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2022.	Management	For	Voted - For
LITHIA MOTORS, INC.
Security ID: 536797103
Ticker: LAD
Meeting Date: 27-Apr-22
Meeting Type: Annual
1A.	Election of Director: Sidney B. DeBoer	Management	For	Voted - For
1B.	Election of Director: Susan O. Cain	Management	For	Voted - For
1C.	Election of Director: Bryan B. DeBoer	Management	For	Voted - For
1D.	Election of Director: Shauna F. McIntyre	Management	For	Voted - For
1E.	Election of Director: Louis P. Miramontes	Management	For	Voted - For
1F.	Election of Director: Kenneth E. Roberts	Management	For	Voted - For
1G.	Election of Director: David J. Robino	Management	For	Voted - For
2.	Approval, by advisory vote, of the compensation of our Named Executive Officers.	Management	For	Voted - For
3.	Ratification of Appointment of KPMG LLP as our Independent Registered Public Accounting Firm for 2022.	Management	For	Voted - For
MAGNOLIA OIL & GAS CORPORATION
Security ID: 559663109
Ticker: MGY
Meeting Date: 03-May-22
Meeting Type: Annual
1A.	Election of Director: Stephen I. Chazen	Management	For	Voted - For
1B.	Election of Director: Arcilia C. Acosta	Management	For	Voted - For
1C.	Election of Director: Angela M. Busch	Management	For	Voted - For
1D.	Election of Director: Edward P. Djerejian	Management	For	Voted - For
1E.	Election of Director: James R. Larson	Management	For	Voted - For
1F.	Election of Director: Dan F. Smith	Management	For	Voted - For
1G.	Election of Director: John B. Walker	Management	For	Voted - For
2.	Approval of the advisory, non-binding resolution regarding the compensation of our named executive officers for 2021 ("say-on- pay vote")	Management	For	Voted - For
3.	Ratification of appointment of KPMG LLP as our independent registered public accounting firm for the 2022 fiscal year	Management	For	Voted - For
MEDICAL PROPERTIES TRUST, INC.
Security ID: 58463J304
Ticker: MPW
Meeting Date: 26-May-22
Meeting Type: Annual
1.1	Election of Director: Edward K. Aldag, Jr.	Management	For	Voted - For
1.2	Election of Director: G. Steven Dawson	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.3	Election of Director: R. Steven Hamner	Management	For	Voted - For
1.4	Election of Director: Caterina A. Mozingo	Management	For	Voted - For
1.5	Election of Director: Emily W. Murphy	Management	For	Voted - For
1.6	Election of Director: Elizabeth N. Pitman	Management	For	Voted - For
1.7	Election of Director: D. Paul Sparks, Jr.	Management	For	Voted - For
1.8	Election of Director: Michael G. Stewart	Management	For	Voted - For
1.9	Election of Director: C. Reynolds Thompson, III	Management	For	Voted - For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
3.	To approve the compensation of the Company's executive officers, on a non-binding basis.	Management	For	Voted - For
4.	To approve the Medical Properties Trust, Inc. Amended and Restated 2019 Equity Investment Plan.	Management	For	Voted - For
MODIVCARE INC
Security ID: 60783X104
Ticker: MODV
Meeting Date: 14-Jun-22
Meeting Type: Annual
1a.	Election of Class I Director: Richard A. Kerley	Management	For	Voted - For
1b.	Election of Class I Director: Stacy Saal	Management	For	Voted - For
1c.	Election of Class I Director: Christopher S. Shackelton	Management	For	Voted - For
2.	A non-binding advisory vote to approve named executive officer compensation.	Management	For	Voted - For
3.	To approve an Employee Stock Purchase Plan of the Company.	Management	For	Voted - For
4.	To ratify the appointment of KPMG LLP as the independent registered public accounting firm of the Company to serve for the 2022 fiscal year.	Management	For	Voted - For
NEWMARK GROUP, INC.
Security ID: 65158N102
Ticker: NMRK
Meeting Date: 17-Dec-21
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	Approval of the ratification of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2021.	Management	For	Voted - For
3.	Approval, on an advisory basis, of executive compensation.	Management	For	Voted - For
NEXSTAR MEDIA GROUP, INC.
Security ID: 65336K103
Ticker: NXST
Meeting Date: 13-Jun-22
Meeting Type: Annual
1.1	Election of Class I Director for a term of three years: Bernadette S. Aulestia	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.2	Election of Class I Director for a term of three years: Dennis J. FitzSimons	Management	For	Voted - For
1.3	Election of Class I Director for a term of three years: C. Thomas McMillen	Management	For	Voted - For
1.4	Election of Class I Director for a term of three years.: Lisbeth McNabb	Management	For	Voted - For
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
3.	Approval, by an advisory vote, of executive compensation.	Management	For	Voted - For
4.
To approve an amendment to the Company's Amended and Restated Articles of Incorporation to eliminate the Company's Class B common stock and Class C common stock, which classes of common stock have no shares issued and outstanding as of the date hereof.
		Management	For	Voted - For
OSI SYSTEMS, INC.
Security ID: 671044105
Ticker: OSIS
Meeting Date: 09-Dec-21
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	Ratification of the appointment of Moss Adams LLP as the Company's independent registered public accounting firm for the fiscal year ending June 30, 2022.	Management	For	Voted - For
3.	Advisory vote on the Company's executive compensation for the fiscal year ended June 30, 2021.	Management	For	Voted - For
OXFORD INDUSTRIES, INC.
Security ID: 691497309
Ticker: OXM
Meeting Date: 14-Jun-22
Meeting Type: Annual
1.1	Election of Class III Director for a three-year term expiring in 2025: Helen Ballard	Management	For	Voted - For
1.2	Election of Class III Director for a three-year term expiring in 2025: Virginia A. Hepner	Management	For	Voted - For
1.3	Election of Class III Director for a three-year term expiring in 2025: Milford W. McGuirt	Management	For	Voted - For
2.	Approve the Oxford Industries, Inc. Long-Term Stock Incentive Plan, as amended and restated, to, among other things, authorize 500,000 additional shares of common stock for issuance under the plan	Management	For	Voted - For
3.	Ratify the selection of Ernst & Young LLP to serve as the Company's independent registered public accounting firm for fiscal 2022	Management	For	Voted - For
4.	Approve, by a non-binding, advisory vote, the compensation of the Company's named executive officers	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

PACIFIC PREMIER BANCORP, INC.
Security ID: 69478X105
Ticker: PPBI
Meeting Date: 23-May-22
Meeting Type: Annual
1A.	Election of Director: Ayad A. Fargo	Management	For	Voted - For
1B.	Election of Director: Steven R. Gardner	Management	For	Voted - For
1C.	Election of Director: Joseph L. Garrett	Management	For	Voted - For
1D.	Election of Director: Jeffrey C. Jones	Management	For	Voted - For
1E.	Election of Director: Rose E. McKinney-James	Management	For	Voted - For
1F.	Election of Director: M. Christian Mitchell	Management	For	Voted - For
1G.	Election of Director: George M. Pereira	Management	For	Voted - For
1H.	Election of Director: Barbara S. Polsky	Management	For	Voted - For
1I.	Election of Director: Zareh H. Sarrafian	Management	For	Voted - For
1J.	Election of Director: Jaynie M. Studenmund	Management	For	Voted - For
1K.	Election of Director: Richard C. Thomas	Management	For	Voted - For
2.	TO APPROVE THE AMENDED AND RESTATED 2022 LONG-TERM INCENTIVE PLAN.	Management	For	Voted - For
3.	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Management	For	Voted - For
4.	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2022.	Management	For	Voted - For
PACWEST BANCORP
Security ID: 695263103
Ticker: PACW
Meeting Date: 10-May-22
Meeting Type: Annual
1A.	Election of Director for a one-year term: Tanya M. Acker	Management	For	Voted - For
1B.	Election of Director for a one-year term: Paul R. Burke	Management	For	Voted - For
1C.	Election of Director for a one-year term: Craig A. Carlson	Management	For	Voted - For
1D.	Election of Director for a one-year term: John M. Eggemeyer, III	Management	For	Voted - For
1E.	Election of Director for a one-year term: C. William Hosler	Management	For	Voted - For
1F.	Election of Director for a one-year term: Polly B. Jessen	Management	For	Voted - For
1G.	Election of Director for a one-year term: Susan E. Lester	Management	For	Voted - For
1H.	Election of Director for a one-year term: Roger H. Molvar	Management	For	Voted - For
1I.	Election of Director for a one-year term: Robert A. Stine	Management	For	Voted - For
1J.	Election of Director for a one-year term: Paul W. Taylor	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1K.	Election of Director for a one-year term: Matthew P. Wagner	Management	For	Voted - For
2.	Advisory Vote on Executive Compensation. To approve, on a non- binding advisory basis, the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Ratification of the Appointment of Independent Auditor. To ratify the appointment of KPMG LLP as the Company's independent auditor for the fiscal year ending December 31, 2022.	Management	For	Voted - For
RUTH'S HOSPITALITY GROUP, INC.
Security ID: 783332109
Ticker: RUTH
Meeting Date: 24-May-22
Meeting Type: Annual
1.1	Election of Director: Giannella Alvarez	Management	For	Voted - For
1.2	Election of Director: Mary L. Baglivo	Management	For	Voted - For
1.3	Election of Director: Carla R. Cooper	Management	For	Voted - For
1.4	Election of Director: Cheryl J. Henry	Management	For	Voted - For
1.5	Election of Director: Stephen M. King	Management	For	Voted - For
1.6	Election of Director: Michael P. O'Donnell	Management	For	Voted - For
1.7	Election of Director: Marie L. Perry	Management	For	Voted - For
1.8	Election of Director: Robin P. Selati	Management	For	Voted - For
2.	Approval of the advisory resolution on the compensation of the company's named executive officers.	Management	For	Voted - For
3.	Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm for fiscal year 2022.	Management	For	Voted - For
SILGAN HOLDINGS INC.
Security ID: 827048109
Ticker: SLGN
Meeting Date: 31-May-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
3.	Advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
SILICON MOTION TECHNOLOGY CORP.
Security ID: 82706C108
Ticker: SIMO
Meeting Date: 29-Sep-21
Meeting Type: Annual
1.	To re-elect Mr. Kuan-Ming Lin and Mr. Shii-Tyng Duann as the directors of the Company.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	To ratify the selection of Deloitte & Touche as independent auditors of the Company for the fiscal year ending on December 31, 2021 and authorize the directors to fix their remuneration.	Management	For	Voted - For
SPECTRUM BRANDS HOLDINGS, INC.
Security ID: 84790A105
Ticker: SPB
Meeting Date: 03-Aug-21
Meeting Type: Annual
1A.	Election of Class III Director: David M. Maura	Management	For	Voted - For
1B.	Election of Class III Director: Terry L. Polistina	Management	For	Voted - For
2.	Ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2021.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation of the Company's executive officers.	Management	For	Voted - For
4.	To approve an amendment to the Company's Amended and Restated Certificate of Incorporation to de-classify the Board of Directors.	Management	For	Voted - For
STARWOOD PROPERTY TRUST, INC.
Security ID: 85571B105
Ticker: STWD
Meeting Date: 28-Apr-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	The approval on an advisory basis of the Company's executive compensation.	Management	For	Voted - For
3.	The approval of the Starwood Property Trust, Inc. Employee Stock Purchase Plan.	Management	For	Voted - For
4.	The approval of the Starwood Property Trust, Inc. 2022 Manager Equity Plan.	Management	For	Voted - For
5.	The approval of the Starwood Property Trust, Inc. 2022 Equity Plan.	Management	For	Voted - For
6.	The ratification of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the calendar year ending December 31, 2022.	Management	For	Voted - For
THE HOWARD HUGHES CORPORATION
Security ID: 44267D107
Ticker: HHC
Meeting Date: 26-May-22
Meeting Type: Annual
1A.	Election of Director: William Ackman	Management	For	Voted - Against
1B.	Election of Director: Adam Flatto	Management	For	Voted - Against
1C.	Election of Director: Beth Kaplan	Management	For	Voted - Against
1D.	Election of Director: Allen Model	Management	For	Voted - Against
1E.	Election of Director: David O'Reilly	Management	For	Voted - For
1F.	Election of Director: R. Scot Sellers	Management	For	Voted - Against
1G.	Election of Director: Steven Shepsman	Management	For	Voted - Against

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1H.	Election of Director: Mary Ann Tighe	Management	For	Voted - Against
1I.	Election of Director: Anthony Williams	Management	For	Voted - For
2.	Advisory (non-binding) vote to approve executive compensation Say-on-Pay	Management	For	Voted - For
3.	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for fiscal 2022	Management	For	Voted - For
VERINT SYSTEMS INC.
Security ID: 92343X100
Ticker: VRNT
Meeting Date: 23-Jun-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	To ratify the appointment of Deloitte & Touche LLP as independent registered public accountants for the year ending January 31, 2023.	Management	For	Voted - For
3.	To approve, on a non-binding, advisory basis, the compensation of the named executive officers as disclosed in the accompanying proxy statement.	Management	For	Voted - For
4.	To approve an amendment to our Amended and Restated Certificate of Incorporation to increase the total number of shares of authorized Common Stock from 120 million shares to 240 million shares.	Management	For	Voted - For
VERRA MOBILITY CORPORATION
Security ID: 92511U102
Ticker: VRRM
Meeting Date: 21-Jun-22
Meeting Type: Annual
1.	DIRECTOR	Management	For	Voted - For
2.	Approve, on an advisory basis, the compensation of our named executive officers.	Management	For	Voted - For
3.	Ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2022.	Management	For	Voted - For
WIDEOPENWEST, INC.
Security ID: 96758W101
Ticker: WOW
Meeting Date: 03-May-22
Meeting Type: Annual
1A.	Election of Director: Daniel Kilpatrick	Management	For	Voted - For
1B.	Election of Director: Tom McMillin	Management	For	Voted - For
1C.	Election of Director: Barry Volpert	Management	For	Voted - For
2.	Ratify the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for 2022.	Management	For	Voted - For
3.	Approve, by non-binding advisory vote, the Company's executive compensation.	Management	For	Voted - For

Cardinal Small Cap Value Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ZIFF DAVIS, INC.
Security ID: 48123V102
Ticker: ZD
Meeting Date: 10-May-22
Meeting Type: Annual
1A.	Election of Director: Vivek Shah	Management	For	Voted - For
1B.	Election of Director: Sarah Fay	Management	For	Voted - For
1C.	Election of Director: Trace Harris	Management	For	Voted - For
1D.	Election of Director: W. Brian Kretzmer	Management	For	Voted - For
1E.	Election of Director: Jonathan F. Miller	Management	For	Voted - For
1F.	Election of Director: Scott C. Taylor	Management	For	Voted - For
2.	To provide an advisory vote on the compensation of Ziff Davis' named executive officers.	Management	For	Voted - For
3.	To ratify the appointment of BDO USA, LLP to serve as Ziff Davis' independent auditors for fiscal 2022.	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 30, 2022